Equity (Summary of Activity Related to Stock Options) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares Under Option
Shares Under Option Outstanding at January 1,	23,506,764
Granted Shares Under Option	900,764
Exercised Shares Under Option	(2,432,001)
Expired Shares Under Option	(2,429,009)
Forfeited Shares Under Option	(64,130)
Shares Under Option Outstanding at December 31,	19,482,388	23,506,764
Vested and expected to vest at December 31,	19,314,192
Shares Under Option Exercisable at December 31,	17,913,612
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding at January 1,	$ 44.50
Granted Weighted Average Exercise Price	38.42	$ 51.39	$ 50.53
Exercised Weighted Average Exercise Price	34.36
Expired Weighted Average Exercise Price	50.50
Forfeited Weighted Average Exercise Price	45.90
Weighted Average Exercise Price Outstanding at December 31,	44.73	$ 44.50
Weighted Average Exercise Price Aggregate number of stock options expected to vest at December 31,	44.72
Weighted Average Exercise Price Exercisable at December 31,	$ 44.79
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term Outstanding at January 1,	3 years 8 months 4 days	4 years 1 month 4 days
Weighted Average Remaining Contractual Term Aggregate number of stock options expected to vest at December 31,	3 years 8 months 8 days
Weighted Average Remaining Contractual Term Exercisable at December 31,	3 years 3 months 10 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding at January 1,	$ 166
Aggregate Intrinsic Value Outstanding at December 31,	218	$ 166
Aggregate Intrinsic Value Aggregate number of stock options expected to vest at December 31,	217
Aggregate Intrinsic Value Exercisable at December 31,	$ 202